Expense Example {- Fidelity® California Limited Term Tax-Free Bond Fund} - 02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-07 - Fidelity® California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591